Income taxes - Income Tax (Benefit) Expense from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
U.S. federal income tax expense at statutory rate	$ (144,511)	$ 75,189	$ 61,850
U.S. state and local income tax expense, net of U.S. federal income tax effect	779	6,843	5,585
Nondeductible charges	1,893	828	783
Dividend received deduction	(1,403)
Reversal of reserves	(957)
Other, net	(2,094)	(450)	232
Income tax expense	$ (146,293)	$ 82,410	$ 68,450